Allowance for Loan Losses - Components of Impaired Loans Held-for-Investment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commercial Loans [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment	$ 910	$ 3,873	$ 28,777
Unpaid Principal Balance	2,787	5,348	38,037
Related Allowance			917
Average Recorded Investment	933	4,458	18,267
Accrued Interest Income Recognized		19
Cash Interest Income Recognized		97
Commercial Loans [Member] | Commercial and Industrial [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance	227	147	3,206
Unpaid Principal Balance, With No Related Allowance	721	149	3,281
Average Recorded Investment, With No Related Allowance	231	161	1,884
Accrued Interest Income Recognized, With No Related Allowance		19
Recorded Investment			423
Unpaid Principal Balance			425
Related Allowance			423
Average Recorded Investment			73
Commercial Loans [Member] | CRE Owner Occupied [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance	683	3,297	18,503
Unpaid Principal Balance, With No Related Allowance	2,066	4,499	27,367
Average Recorded Investment, With No Related Allowance	702	3,875	13,528
Recorded Investment			2,164
Unpaid Principal Balance			2,164
Related Allowance			494
Average Recorded Investment			47
Commercial Loans [Member] | Commercial and Industrial, Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance		28
Unpaid Principal Balance, With No Related Allowance		50
Average Recorded Investment, With No Related Allowance		52
Commercial Loans [Member] | CRE Owner Occupied, Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance		32
Unpaid Principal Balance, With No Related Allowance		74
Average Recorded Investment, With No Related Allowance		136
Commercial Loans [Member] | CRE Non Owner Occupied, Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance		229
Unpaid Principal Balance, With No Related Allowance		352
Average Recorded Investment, With No Related Allowance		53
Commercial Loans [Member] | Land and Development [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance		140	2,512
Unpaid Principal Balance, With No Related Allowance		223	2,549
Average Recorded Investment, With No Related Allowance		181	2,669
Commercial Loans [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance			1,969
Unpaid Principal Balance, With No Related Allowance			2,251
Average Recorded Investment, With No Related Allowance			66
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment	2,159	14,118	8,142
Unpaid Principal Balance	2,297	18,884	11,236
Related Allowance			17
Average Recorded Investment	2,191	12,836	6,236
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance	1,970	4,852	2,569
Unpaid Principal Balance, With No Related Allowance	2,100	5,587	3,135
Average Recorded Investment, With No Related Allowance	1,999	4,513	1,689
Cash Interest Income Recognized, With No Related Allowance		97
Consumer Loans [Member] | Home Equity Term Loans [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance	88	1,347	1,238
Unpaid Principal Balance, With No Related Allowance	96	1,863	1,456
Average Recorded Investment, With No Related Allowance	91	1,385	918
Consumer Loans [Member] | Other [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance	101	150	560
Unpaid Principal Balance, With No Related Allowance	101	348	1,567
Average Recorded Investment, With No Related Allowance	$ 101	138	481
Recorded Investment			26
Unpaid Principal Balance			27
Related Allowance			17
Average Recorded Investment			16
Consumer Loans [Member] | Residential Real Estate Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance		3,478
Unpaid Principal Balance, With No Related Allowance		4,984
Average Recorded Investment, With No Related Allowance		1,365
Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance		405	3,749
Unpaid Principal Balance, With No Related Allowance		456	5,051
Average Recorded Investment, With No Related Allowance		420	$ 3,132
Consumer Loans [Member] | Home Equity Lines of Credit, Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance		619
Unpaid Principal Balance, With No Related Allowance		903
Average Recorded Investment, With No Related Allowance		1,282
Consumer Loans [Member] | Home Equity Term Loans, Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance		3,266
Unpaid Principal Balance, With No Related Allowance		4,743
Average Recorded Investment, With No Related Allowance		$ 3,735